Lease (Schedule Of Property Subject To Or Available For Operating Lease) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Property Subject to or Available for Operating Lease [Line Items]
Cost	¥ 999,450
Accumulated Depreciation	(12,858)
Net carrying amount	986,592
Real Estate [Member]
Property Subject to or Available for Operating Lease [Line Items]
Cost	984,087	[1]
Accumulated Depreciation	(11,174)	[1]
Net carrying amount	972,913	[1]
Aircraft [Member]
Property Subject to or Available for Operating Lease [Line Items]
Cost	15,363
Accumulated Depreciation	(1,684)
Net carrying amount	¥ 13,679

[1]	The amounts of cost, accumulated depreciation and net carrying amount are including those for the portion utilized by Nomura.